Notes Payable to Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable to Related Party

NOTE E - NOTES PAYABLE TO RELATED PARTY

Notes payable to related party consist of:

	March 31, 2018	December 31, 2017
Promissory Note dated August 12, 2014 payable to Sylios Corp, interest at 3%	$61,360	$61,360
Promissory Note dated March 31, 2017 payable to Sylios Corp, interest at 3%, due September 30, 2017	4,557	4,557
Total	$65,917	$65,917

NOTE F - NOTES PAYABLE TO RELATED PARTY

Notes payable to related party consist of:

	December 31, 2017	December 31, 2016
Promissory Note dated August 12, 2014 payable to Sylios Corp, interest at 3%	$61,360	$100,000
Promissory Note dated March 31, 2017 payable to Sylios Corp, interest at 3%, due September 30, 2017	4,557	-
Total	$65,917	$100,000